FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended 31 DECEMBER,2012
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CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: Horseman Capital Management Ltd
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		18 JANUARY 2013
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting manager are reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
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FORM 13F INFORMATION TABLE TOTAL:	21 entries
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FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 202,003.71(THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
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
                      FORM 13F INFORMATION TABLE
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
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COL 1                COL 2     COL 3     COL 4        COL 5       COL6 COL7 COL8

Name of Issuer      TITLE     CUSIP     Value     Shares SH/PUT   INV  OTHR Vote
                    OF CLASS            (x$1000)    No. PRN/CALL  DISC MGRS Auth
________________________________________________________________________________
APPLE INC           Common   037833100 15965.19   30,000    SH    YES  None Sole
BB&T CORP           Common   054937107 4721.642  162,200    SH    YES  None Sole
COMERICA INC        Common   200340107 12099.59  398,800    SH    YES  None Sole
CAPITAL ONE FIN CORPCommon   14040H105 15322.49  264,500    SH    YES  None Sole
COACH INC           Common   189754104 22370.53  403,000    SH    YES  None Sole
DOLLAR TREE INC     Common   256746108 3735.576   92,100    SH    YES  None Sole
ISHARES MSCI PHILIPP  ETP    46429B408   380.05   11,000    SH    YES  None Sole
FAMILY DOLLAR STORESCommon   307000109  1458.43   23,000    SH    YES  None Sole
GOOGLE INC-CL A     Common   38259P508 16977.12   24,000    SH    YES  None Sole
GOLDMAN SACHS GROUP Common   38259P508  16582.8  130,000    SH    YES  None Sole
ISHARES GOLD TRUST    ETP    464285105 227.9088   14,000    SH    YES  None Sole
COCA-COLA CO/THE    Common   191216100 4302.875  118,700    SH    YES  None Sole
LOWE'S COS INC      Common   548661107 24032.83  676,600    SH    YES  None Sole
MCDONALD'S CORP     Common   580135101 8547.549   96,900    SH    YES  None Sole
NIKE INC -CL B      Common   654106103 11424.24  221,400    SH    YES  None Sole
PHILIP MORRIS INT   Common   718172109 1982.268   23,700    SH    YES  None Sole
STANLEY BLACK & DECKCommon   854502101     7397  100,000    SH    YES  None Sole
TJX COMPANIES INC   Common   872540109   5178.9  122,000    SH    YES  None Sole
US BANCORP          Common   902973304 10457.16  327,400    SH    YES  None Sole
VF CORP             Common   918204108 2204.162   14,600    SH    YES  None Sole
WELLS FARGO & CO    Common   949746101 16635.41  486,700    SH    YES  None Sole